Debt - Additional Information (Details)					7 Months Ended	12 Months Ended
	Mar. 29, 2018 USD ($)	Aug. 22, 2017 USD ($)	Apr. 19, 2017 USD ($)	Jan. 02, 2014 USD ($)	Mar. 30, 2018 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Principal payments on senior loan						$ 91,195,000	$ 7,325,000	$ 27,447,000
Long-term debt, gross						340,259,000
Amortization of debt issuance costs						1,336,000	1,643,000	1,686,000
Senior Loan
Debt Instrument [Line Items]
Principal payments on senior loan						91,200,000	7,300,000	$ 26,300,000
Long-term debt, gross						340,259,000	$ 431,454,000
Accelerated debt issuance expense						$ 1,500,000
Prepayment deadline following quarterly financial statement if leverage ratio exceeds 2.50						5 days
Maximum leverage ratio						2.50
Weighted average interest rate						3.98%	4.45%
Senior Loan | Fair Value, Inputs, Level 2
Debt Instrument [Line Items]
Debt instrument, fair value disclosure						$ 342,000,000.0	$ 436,300,000
Senior Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Face amount				$ 460,000,000
Senior Loan | 2023 Term Loans
Debt Instrument [Line Items]
Face amount				$ 281,600,000
Debt, LIBOR floor				1.00%
Proceeds from issuance of senior long-term debt		$ 100,000,000.0	$ 90,000,000
Periodic principal payment					$ 1,200,000
Senior Loan | 2023 Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate				3.00%
Debt, LIBOR floor				1.00%
Senior Loan | Initial Term Loans
Debt Instrument [Line Items]
Face amount				$ 133,000,000.0
Repurchased face amount			$ 133,000,000.0
Senior Loan | 2025 Term Loans
Debt Instrument [Line Items]
Face amount	$ 466,200,000
Debt, LIBOR floor				1.00%
Periodic principal payment						1,200,000
Senior Loan | 2025 Term Loans | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable rate	2.75%
Debt, LIBOR floor	1.00%
Credit Facility
Debt Instrument [Line Items]
Long-term debt, gross						0	$ 25,000,000
Credit Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 50,000,000
Line of credit outstanding						$ 0